SEGMENTED REPORTING - Disclosure of operating segments (Details) - USD ($) $ in Thousands	3 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Aug. 31, 2020
Disclosure of operating segments [line items]
Assets	$ 46,256		$ 37,415
Liabilities	35,531		41,558
Total Comprehensive Loss/(Income)	(586)	$ (1,906)
Canada [Member]
Disclosure of operating segments [line items]
Assets	5,730		2,101
Liabilities	35,086		40,922
Total Comprehensive Loss/(Income)	3,090	340
South Africa [Member]
Disclosure of operating segments [line items]
Assets	40,526		35,314
Liabilities	445		$ 636
Total Comprehensive Loss/(Income)	$ (3,676)	$ (2,246)